Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Other income	$ 1,399,209	$ 1,324,130	$ 1,212,534
BOLI Insurance
Component of Other Income, Nonoperating [Line Items]
Other income	567,440	636,657	552,913
Mortgage loan origination fees
Component of Other Income, Nonoperating [Line Items]
Other income	486,136	354,407	434,734
Other income
Component of Other Income, Nonoperating [Line Items]
Other income	$ 345,633	$ 333,066	$ 224,887